Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies:

A discussion of the Company's significant accounting policies can be found in the Company's annual financial statements for the fiscal year ended December 31, 2020 which have been filed with the US Securities and Exchange Commission on Form 20-F on April 23, 2021. There have been no changes to these policies in the six months ended June 30, 2021.

Recent Accounting Pronouncements:

There are no recent accounting pronouncements the adoption of which are expected to have a material effect on the Company’s unaudited interim consolidated condensed financial statements in the current period.